Discontinued operations and Assets classified as held for sale (Tables)	12 Months Ended
Sep. 30, 2025
Discontinued operations and assets held for sale
Schedule of assets and liabilities held for sale

	2025	2024	2023
	$'000	$'000	$'000
Property, plant and equipment	—	—	—
Investment property	—	—	—
Intangible assets	—	—	38,677
Trade and other receivables	—	—	—
Other financial assets	—	—	—
Assets held for sale	—	—	38,677

Deferred government grants	—	—	5,869
Employee benefits	—	—	—
Other financial liabilities	—	—	—
Liabilities held for sale	—	—	5,869

Schedule of impact of discontinued operations on the statement of comprehensive income

	2025	2024	2023
	$'000	$'000	$'000
Other operating income	164	—	4,986
Administrative expenses	(77)	(1,056)	(13,806)
Impairment loss on asset held for sale and derecognition of liability held for sale	—	(32,972)	(17,601)
R&D tax credit	—	3,424	—
Profit/(Loss) from discontinued operations, net of tax	87	(30,604)	(26,421)

Schedule of net cash flows associated with discontinuing operations

	2025	2024	2023
	$'000	$'000	$'000
Net cash used in operating activities	(77)	(1,056)	4,986
Net cash used in investing activities	—	(2,659)	(12,438)
Net cash generated from financing activities	—	1,331	1,316
Net cash flows for the year	(77)	(2,383)	(6,136)